Commitments, Contingencies and Guarantees - Employee Retention Plan (Details) $ in Thousands	6 Months Ended	12 Months Ended			36 Months Ended
	Jun. 30, 2014 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Jul. 08, 2014 USD ($) item
Employee Retention Plan
Employee Retention Plan Compensation Expense	$ 2,487
Virtu Financial, LLC and subsidiaries
Employee Retention Plan
Amount which has been paid or will be paid to employees					$ 21,500
Number of installments in which amount has been paid or will be paid to employees | item					5
Employee Retention Plan Compensation Expense		$ 2,639	$ 6,705	$ 6,151
Consulting Agreements
Consulting fee per year for advisory services related to designated market maker business		$ 500	$ 500	$ 500
Period for which consulting fee is payable for advisory services related to the designated market maker business		3 years	3 years	3 years
Consulting fees paid for advisory services related to designated market maker business		$ 400	$ 500	$ 500
Consulting fees paid for advisory services related to tax, regulatory and public affairs		$ 300	$ 400	$ 100